Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
STX Energy
Goodwill [Line Items]
Amount of decrease in goodwill due to partial sale of shares		¥ 39,694
Houlihan Lokey Inc
Goodwill [Line Items]
Amount of decrease in goodwill due to partial sale of shares	¥ 57,153